AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 30, 2011

1933 Act No. 033-72416

1940 Act No. 811-08200

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	☒

(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

5615 KIRBY DRIVE, SUITE 518

HOUSTON, TEXAS 77005-2448

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

Registrant’s Telephone Number, including Area Code: (713) 661-3500

Send Copies of Communications to:

JOHN N.R. MONTGOMERY CHAIRMAN, BRIDGEWAY CAPITAL MANAGEMENT, INC. 5615 KIRBY DRIVE, SUITE 518 HOUSTON, TEXAS 77005-2448	PRUFESH R. MODHERA, ESQ. STRADLEY, RONON, STEVENS, & YOUNG LLP 1250 CONNECTICUT AVE., NW, SUITE 500 WASHINGTON, DISTRICT OF COLUMBIA 20036
(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on March 21, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on this 30th day of March, 2011.

Bridgeway Funds, Inc.

/S/ MICHAEL D. MULCAHY
Michael D. Mulcahy, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/S/ MICHAEL D. MULCAHY	President and Director	March 30, 2011
Michael D. Mulcahy

/S/ JOHN N. R. MONTGOMERY	Vice President and Director	March 30, 2011
John N. R. Montgomery

LINDA G. GIUFFRE *	Treasurer and Principal Financial Officer	March 30, 2011
Linda G. Giuffre

KIRBYJON CALDWELL *	Director	March 30, 2011
Kirbyjon Caldwell

KAREN S. GERSTNER *	Director	March 30, 2011
Karen S. Gerstner

MILES D. HARPER, III *	Director	March 30, 2011
Miles D. Harper, III

EVAN HARREL *	Director	March 30, 2011
Evan Harrel

*By	/S/ JOHN N. R. MONTGOMERY
John N. R. Montgomery

as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Post Effective Amendment No. 24 on October 26, 2007).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase